UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05597
Morgan Stanley Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2010
Date of reporting period: August 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (103.7%)
	Alabama (1.1%)
$1,000	Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$884,140
400	Cullman Medical Clinic Board, Cullman Medical Park South, Regional Medical Center, Inc. Ser 1993-A	6.50	02/15/23	390,888

				1,275,028

	Arizona (2.9%)
1,550	Navajo County Pollution Control Corp., Ser B	5.50	06/01/34	1,575,931
1,225	Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38	982,842
800	Pima County Industrial Development Authority, Water & Wastewater Global Water Resources Ser 2007 (AMT)	6.55	12/01/37	594,136
400	Pinal County Electric District No 4, Ser 2008	6.00	12/01/38	371,464

				3,524,373

	California (4.8%)
1,760	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006 (a)	0.00	06/01/33	222,006
335	California Municipal Finance Authority, High Tech High-Media Arts Ser 2008 (144A) (b)	5.875	07/01/28	260,483
1,000	California Statewide Communities Development Authority, California Baptist University Ser 2007 A	5.50	11/01/38	669,180
400	California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A (b)	7.25	10/01/38	363,800
995	Daly City Housing Development Finance Agency, Franciscan Mobile Home Park Third Tier Refg Ser 2007 C	6.50	12/15/47	749,036
3,000	Golden State Tobacco Securitization Corp., Asset Backed Ser 2007 A-1	5.125	06/01/47	2,105,850
800	Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.00	12/01/27	567,648
1,000	Santa Ana Unified School District, Unified School District Community Facilities, District # 2004-1, Central Park Ser 2005	5.10	09/01/35	663,690
13,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C (a)	0.00	06/01/56	116,740

				5,718,433

	Colorado (4.1%)
500	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	9.00	01/01/34	520,065
1,000	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	742,430
280	Colorado Housing & Finance Authority, 1998 Ser B-3	6.35	11/01/29	288,649
1,000	Copperleaf Metropolitan District No 2, Ser 2006	5.95	12/01/36	571,670
2,000	Elk Valley Public Improvement, Ser 2001 A	7.35	09/01/31	1,649,240
2,000	Northwest Metropolitan District No 3, Ser 2005	6.25	12/01/35	1,078,260

				4,850,314

	Connecticut (0.8%)
1,970	Georgetown Special Taxing District, Ser 2006 A	5.125	10/01/36	915,301

	District of Columbia (0.7%)
540	District of Columbia, Refg, Ser 2009 B (c)	5.00	12/01/25	594,128
220	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT) (d)	10.125	09/01/11	215,670

				809,798

See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Florida (16.4%)
$1,855	Beacon Lakes Community Development District, Ser 2003 A	6.90%	05/01/35	$1,521,304
935	Bellalago Educational Facilities Benefit District, Bellalago Charter School Ser 2004 B	5.80	05/01/34	729,347
645	Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.75	01/01/37	518,064
2,960	Broward County Professional Sports Facilities, Civic Arena Refg. Ser 2006 A (CR) (FSA AMBAC Insd) (c)	5.00	09/01/23	3,065,698
500	County of Alachua, North Florida Retirement Village	5.25	11/15/17	436,935
800	County of Alachua, North Florida Retirement Village	5.875	11/15/36	583,064
1,930	County of Escambia, Pensacola Care Development Centers Ser 1989 (b)	10.25	07/01/11	1,941,734
450	County of Escambia, Pensacola Care Development Centers Ser 1989 A (b)	10.25	07/01/11	452,736
980	Fiddlers Creek Community Development District No 1, Ser 2005 (b)	6.00	05/01/38	655,346
500	Fountainbleau Lakes Community Development District, Ser 2007 B	6.00	05/01/15	268,575
750	Grand Bay at Doral Community Development District, Ser 2007 A	6.00	05/01/39	390,847
1,000	Lee County Industrial Development Authority, Ser 2007 A	5.375	06/15/37	624,690
500	Miami Beach Health Facilities Authority, Refg Ser 2004	6.75	11/15/21	430,675
1,000	Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37	746,160
2,000	Orange County Health Facilities Authority, Orlando Lutheran Towers Inc, Ser 2007	5.50	07/01/32	1,358,340
500	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2005	5.70	07/01/26	383,710
1,000	Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.75	04/01/34	826,350
600	Pinellas County Health Facility Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	595,446
950	Renaissance Commons Community Development District, 2005 Ser A	5.60	05/01/36	604,409
2,860	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (c)	5.00	08/15/32	2,724,994
500	Split Pine Community Development District, Ser 2007 A	5.25	05/01/39	283,905
600	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	449,940

				19,592,269

	Georgia (1.4%)
2,000	City of Atlanta, Eastside Ser 2005 B	5.60	01/01/30	1,621,620

	Hawaii (2.0%)
1,000	Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	1,002,470
1,220	Hawaii State Ser 2008 DK (c)	5.00	05/01/23	1,339,809

				2,342,279

	Idaho (0.6%)
975	Idaho Health Facilities Authority, Valley Vista Care Corp Refg Ser 2007 (b)	6.125	11/15/27	743,506

	Illinois (7.8%)
750	Bolingbrook Special Service Area No. 1, Ser 2005	5.90	03/01/27	537,532
2,000	City of Chicago Lake Shore East Ser 2002	6.75	12/01/32	1,592,520
500	Hampshire Special Service Area No. 18, Crown Development Projects -Tamms Farm-Ser A	6.00	03/01/44	255,920
See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625%	01/01/37	$852,700
1,000	Illinois Finance Authority, Landing at Plymouth Ser 2005 A	6.00	05/15/37	734,620
1,000	Illinois Finance Authority, Luther Oaks Ser 2006 A	6.00	08/15/39	700,810
1,650	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38	1,161,567
1,200	Illinois Toll Highway Authority, Ser 2008 B (c)	5.50	01/01/33	1,278,260
725	Lincolnshire Special Service Area No. 1, Sedgebrook Ser 2004	6.25	03/01/34	503,774
1,000	United City of Yorkville, Cannonball/Beecher Road Ser 2007	5.75	03/01/28	750,720
1,000	Village of Bolingbrook, Bolingbrook Sales Tax Ser 2005	6.25	01/01/24	445,000
650	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42	507,383

				9,320,806

	Iowa (1.4%)
785	County of Jefferson, Jefferson County Hospital Project Ser C	5.95	08/01/37	552,750
1,000	Iowa Finance Authority, Bethany Life Communities Refg Ser 2006 A	5.55	11/01/41	655,550
750	Iowa Finance Authority Health Care Facilities, Madrid Homes Ser 2007	5.90	11/15/37	520,185

				1,728,485

	Kansas (0.6%)
900	City of Olathe, Catholic Care Ser 2006 A	6.00	11/15/38	664,839

	Louisiana (1.3%)
794	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17	626,982
600	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007 (b)	6.375	12/01/34	452,142
500	Parish of St. John the Baptist, Marathon Oil Corp. Project Ser 2007 A	5.125	06/01/37	457,200

				1,536,324

	Maryland (1.5%)
1,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/31	530,080
750	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2007 Ser A	5.30	01/01/37	453,960
800	Maryland Health & Higher Educational Facilities Authority, Washington Christian Academy Ser 2006	5.50	07/01/38	404,816
500	Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.00	05/01/35	423,260

				1,812,116

	Massachusetts (3.1%)
425	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42	264,159
1,500	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.75	07/01/23	1,344,570
1,570	Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875	11/01/18	1,359,447
1,000	Massachusetts Health & Educational Facilities Authority, The Learning Center for Deaf Children Ser 1999 C	6.125	07/01/29	761,990

				3,730,166

See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Michigan (2.0%)
$500	Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00%	11/15/28		$433,100
400	Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.75	12/01/28		414,584
2,000	Michigan Tobacco Settlement Finance Authority, Ser 2007 A	6.00	06/01/48		1,540,680

					2,388,364

	Minnesota (1.5%)
450	City of Brooklyn Park, Prairie Seeds Academy Project Ser 2009 A	9.25	03/01/39		476,055
600	City of Minneapolis, Health Care System Revenue Bonds, Fairview Health Services	6.75	11/15/32		658,086
750	City of North Oaks, Presbyterian Homes Ser 2007	6.125	10/01/39		637,215

					1,771,356

	Mississippi (0.3%)
400	Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875	04/01/22		374,664

	Missouri (6.5%)
750	Branson Hills Infrastructure Facilities Community Improvement District, Ser 2007 A	5.50	04/01/27		560,557
500	Branson Regional Airport Transportation Development District, Ser 2007 B (AMT)	6.00	07/01/37		326,990
2,000	City of Des Peres, West County Center Ser 2002	5.75	04/15/20		1,732,740
3,850	City of Fenton, Gravois Bluffs Redevelopment Ser 2001 A	7.00	10/01/11	(e)	4,339,181
250	St Louis County Industrial Development Authority, Health Facilitites, Ranken Jordan Project	5.00	11/15/22		198,068
750	St Louis Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41		558,225

					7,715,761

	Nevada (1.6%)
450	City of Henderson, Local Improvement District #T-18, Ser 2006 (b)	5.30	09/01/35		162,765
1,000	Director of the State of Nevada Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000 (b)	7.375	01/01/40		10,000
500	Las Vegas Redevelopment Agency, Tax Increment Revenue Ser 2009 A	8.00	06/15/30		544,540
1,050	Mesquite Special Improvement District No 07-01, Local Improvement-Anthem at Mesquite Ser 2007	6.00	08/01/23		750,593
600	Sparks Local Improvement District #3, Ser 2008	6.50	09/01/20		505,674

					1,973,572

	New Hampshire (2.6%)
5,485	New Hampshire Housing Finance Authority, Single Family Residential 1983 Ser B (a)	0.00	01/01/15		3,166,655

	New Jersey (5.1%)
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.70	10/01/17		921,110
730	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37		558,070
700	New Jersey Economic Development Authority, Seashore Gardens Living Center Ser 2006	5.375	11/01/36		472,451
1,000	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375	11/01/31		783,180
2,000	New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125	07/01/25		1,416,160
2,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994 (b)	7.25	07/01/27		1,709,700
275	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26		222,577

					6,083,248

See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	New York (4.7%)
$3,000	Brookhaven Industrial Development Agency, Woodcrest Estates Ser 1998 A (AMT)	6.375%	12/01/37		$2,272,560
625	Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27		506,069
1,800	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35		1,368,162
500	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37		404,635
1,000	New York Liberty Development Corp., National Sports Museum, Ser 2006 A (b)(f)	6.125	02/15/19		1,000
1,500	Suffolk County Industrial Development Agency, Medford Hamlet Ser 2006	6.375	01/01/39		1,054,635

					5,607,061

	North Carolina (0.2%)
400	North Carolina Medical Care Commission, Pennsburg Ser 2005 A	6.125	10/01/35		274,288

	North Dakota (1.2%)
1,500	City of Grand Forks, Valley Square Ser 2006	5.30	12/01/34		1,015,890
500	County of Ward, Trinity Ser 2006	5.125	07/01/29		410,900

					1,426,790

	Ohio (2.9%)
1,900	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30		1,610,839
600	City of Centerville, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38		492,432
850	County of Cuyahoga, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27		625,464
450	County of Tuscarawas, Twin City Hospital Ser 2007	6.35	11/01/37		372,690
400	Ohio Air Quality Development Authority, Pollution Control First Energy Rev Ser C	5.625	06/01/18		414,752

					3,516,177

	Oklahoma (0.9%)
650	Chickasawa Nation Health Systems Ser 2007	6.25	12/01/32		563,875
500	Citizen Potawatomi Nation Senior Obligation Tax Revenue Ser 2004 A	6.50	09/01/16		481,255

					1,045,130

	Pennsylvania (6.7%)
2,000	Allegheny County Hospital Development Authority, West Penn Ser 2007 A	5.375	11/15/40		1,287,180
1,500	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.125	01/01/25		1,254,420
1,000	Chester County Health & Education Facilities Authority, Jenner’s Pond Inc Ser 2002	7.625	07/01/12	(e)	1,191,530
750	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36		617,212
1,000	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35		668,480
1,000	Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.75	12/01/36		979,980
1,230	Pennsylvania Intergovernmental Cooperative Authority, Phladelphia Funding Prog (c)	5.00	06/15/21		1,345,235
995	Washington County Redevelopment Authority, Victory Centre/Tanger Outlet Redevelopment Authority Ser 2006 A	5.45	07/01/35		604,154

					7,948,191

	South Carolina (1.6%)
1,250	City of Myrtle Beach, Air Force Base Ser 2006 A	5.30	10/01/35		724,137
See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$300	County of Georgetown, Environment Improvement Revenue, International Paper Co., Refg Ser 2000 A	5.95%	03/15/14	$305,529
625	South Carolina Jobs-Economic Development Authority, Furman Project Ser 2007 A	6.00	11/15/37	433,725
750	South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36	495,113

				1,958,504

	Tennessee (2.1%)
800	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006A	5.50	07/01/31	747,912
500	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37	397,935
750	Shelby County Health Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34	647,535
500	Shelby County Health Educational & Housing Facilities Board, Village at Germantown Ser 2006	6.25	12/01/34	376,520
400	Trenton Health & Educational Facilities Board Revenue, Ser 2009	9.25	04/01/39	403,944

				2,573,846

	Texas (7.7%)
500	Alliance Airport Authority, Federal Express Corp Refg Ser 2006 (AMT)	4.85	04/01/21	434,325
2,000	Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B (b)	5.75	01/01/34	1,427,820
400	Brazos River Harbor Navigation, District of Brazoria County, The Dow Chemical Project Ser 2002A-4	5.95	05/15/33	350,236
425	City of Houston, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21	377,498
425	City of Houston, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29	363,396
1,000	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34	862,720
1,250	HFDC of Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36	854,475
1,000	Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.50	07/01/26	801,670
450	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Ser 2006 A	6.00	11/15/36	364,387
3,305	Texas Department of Housing and Community Affairs, 2007 Ser B (AMT) (c)	5.15	09/01/27	3,325,475

				9,162,002

	Utah (0.7%)
1,000	County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30	799,860

	Virginia (2.0%)
2,000	Peninsula Ports Authority, Baptist Homes Ser 2006 C	5.40	12/01/33	1,387,980
700	Peninsula Town Center Community Development Authority, Ser 2007	6.45	09/01/37	521,038
500	Virginia Small Business Financing Authority Revenue	9.00	07/01/39	499,120

				2,408,138

	Washington (1.8%)
400	King County Public Hospital District No. 4	7.25	12/01/38	401,920
650	Port of Seattle, Northwest Airlines, Inc. Ser 2001 (AMT)	7.25	04/01/30	526,442
500	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	540,590
See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	Washington State Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625%	01/01/38	$659,080

				2,128,032

	West Virginia (0.6%)
825	West Virginia State Hospial Finance Authority, Thomas Health Ser 2008	6.50	10/01/38	692,060

	Wisconsin (0.5%)
600	Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Obligated Group Ser 2009	6.375	02/15/29	629,268

	Total Tax-Exempt Municipal Bonds (Cost $150,929,317) (g)		103.7%	123,828,624
	Other Assets in Excess of Liabilities		2.3	2,743,926

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
(7,161)	Notes with interest rates ranging from .30% to .54% at August 31, 2009 and contractual maturities of collateral ranging from 06/15/21 to 01/01/33 (h) (Cost $(7,161,000))		(6.0)	(7,161,000)

	Net Assets		100.0%	$119,411,551

AMT	Alternative Minimum Tax.

CR	Custodial Receipts.

(a)	Capital appreciation bond.

(b)	Resale is restricted to qualified institutional investors.

(c)	Underlying security related to inverse floater entered into by the Fund.

(d)	Joint exemption.

(e)	Prefunded to call date shown.

(f)	Non-income producing security; Bond in default.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(h)	Floating Rate Note Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At August 31, 2009, the Fund’s investments with a value of $13,673,599 are held by the Dealer Trusts and serve as collateral for the $7,161,000 in floating rate note and dealer trust obligations outstanding at that date.

Bond Insurance:

ACA	ACA Financial Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FSA	Financial Security Assurance Inc.
See Notes to Financial Statements

MS Municipal Income Opportunities Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
8/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at August 31, 2009 Using
Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Tax-Exempt Municipal Bonds	$123,828,624	—	$123,828,624	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 22, 2009

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